Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended
	Oct. 28, 2020 [1]	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
American Conservative Values ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,102	$ 12,554	$ 14,244	$ 17,225	$ 19,778	$ 22,481
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	13,592	12,961	14,648	17,893	20,815	24,887
Russell 1000® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 13,175	$ 12,270	$ 13,859	$ 16,838	$ 19,624	$ 23,340

[1]	Inception